CRITICAL JUDGMENTS AND ESTIMATES	12 Months Ended
Dec. 31, 2020
Accounting Judgements And Estimates [Abstract]
CRITICAL JUDGMENTS AND ESTIMATES [Text Block]

3. CRITICAL JUDGMENTS AND ESTIMATES

The preparation of these consolidated financial statements in accordance with IFRS requires management to make judgments, estimates, and assumptions that affect the reported amounts and the valuation of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenditures during the year.

These judgments and estimates are continuously evaluated and are based on management's experience and knowledge of the relevant facts and circumstances. Actual results may differ from the estimates. Revisions to estimates and the resulting effects on the carrying amounts of the Company's assets and liabilities are accounted for prospectively. Information about such judgments and estimates is contained in the description of accounting policies (note 2) and/or other notes to the financial statements. Management has made the following critical judgments and estimates:

Critical judgments in applying accounting policies

The critical judgments that the Company's management has made in the process of applying the Company's accounting policies, apart from those involving estimations, that have the most significant effect on the amounts recognized in the Company's consolidated financial statements are as follows:

Assessment of impairment indicators of non-current assets

Judgment is required in assessing whether certain factors would be considered an indicator of impairment. We consider both internal and external information to determine whether there is an indicator of impairment and, accordingly, whether impairment testing is required. The information we consider in assessing whether there is an indicator of impairment includes, but is not limited to, future silver and gold prices, future capital cost estimates, operating cost estimates, estimated mineral reserves and resources, and the discount rate.

Functional currency

The functional currency for the Company is the currency of the primary economic environment in which the entity operates. The Company had determined that the functional currency of the parent entity to be C$ and its subsidiaries to be US$. Determination of functional currency may involve certain judgments to determine the primary economic environment, and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determine the primary economic environment. During 2020, the Company determined that the functional currency of its subsidiaries had changed from C$ to US$ (note 2).

Determination of technical feasibility and commercial viability of the Las Chispas Project

The application of the Company's accounting policy for mineral property development costs required judgement to determine when the Las Chispas Project's technical feasibility and commercial viability had been demonstrated. The Company considered the approval of the Company's Board of Directors to enter into an engineering, procurement, and construction ("EPC") agreement for the construction of the Las Chispas process plant, along with the substantial amount of work that had been completed on the Las Chispas Feasibility Study at that time, and concluded that the technical feasibility and commercial viability had been achieved. Accordingly, effective December 29, 2020, the Company reclassified capitalized costs from exploration and evaluation assets to mineral property, tested for impairment, and commenced capitalization of Las Chispas development costs.

Key sources of estimation uncertainty

The significant assumptions about the future and other major sources of estimation uncertainty as at the end of the reporting period that have a significant risk of resulting in a material adjustment to the carrying amounts of the Company's assets and liabilities in the next 12 months are as follows:

Collectability and classification of VAT receivable

VAT receivable is collectible from the government of Mexico. The collection of VAT is subject to risk due to the complex application and collection process and therefore, risk related to the collectability and timing of payment from the Mexican government. The Company uses its best estimates based on the facts known at the time and its experience to determine its best estimate of the collectability and timing of these recoveries. Changes in the assumptions regarding collectability and the timing of collection could impact the valuation and classification of VAT receivable. At December 31, 2020, the current portion of VAT receivable was estimated to be $Nil.

Impairment of non-current assets

Non-current assets are tested for impairment when indicators of impairment are present. Calculating the estimated fair values of cash generating units for non-current asset impairment tests requires management to make estimates and assumptions with respect to future silver and gold prices; future capital cost estimates; operating cost estimates; reductions in the estimated mineral reserves and resources;  and, the discount rate. Reductions in metal price forecasts; increases in estimated future costs of production; increases in estimated future non-expansionary capital expenditures; reductions in the amount of recoverable resources, and exploration potential; and/or adverse current economics can result in a write-down of the carrying amounts of the Company's non-current assets (note 4).

During 2020, the Company performed an impairment test of the carrying value of the Las Chispas Project (note 4). The key assumptions used to determine the fair value of the property were taken from the Las Chispas Feasibility Study, prepared by qualified persons, and included the following:

  Gold prices of $1,500 per ounce and silver prices of $19.00 per ounce;
  Initial capital costs of $137.7 million;
  Sustaining capital costs of $123.9 million;
  Operating costs of $397.0 million;
  Dore production of 90.4 million ounces silver equivalent ("AgEq") ounces (AgEq based on metal prices of $1,410 per ounce gold and $16.60 per ounce silver, and metal recovery values of 96% gold and 94% silver); and
  A discount rate of 5%.

The Company performed a sensitivity analysis of plus or minus 30% on the above inputs, except the discount rate, and noted that there was no impact on the results of the impairment test.